May 5, 2000



Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549



RE:  Variable Account C of
     Fortis Benefits Insurance Company
     File No. 33-48266 (VUL 500)
     CIK No. 0000790531



Pursuant to Rule 497(j) under the Securities Act of 1933, Fortis Benefits Insurance Company, on behalf of Separate Account C, certifies that:

1) the form of Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Separate Account (Post-Effective Amendment
No. 12) filed April 27, 2000.

2)  the text of the most recent amendment to  the
registration    statement    has    been    filed
electronically.

Please contact me at (651) 738-5590 if you have any questions.

Sincerely,

/s/ Douglas R. Lowe

Douglas R. Lowe
Vice President & Associate General Counsel

Fortis Benefits Insurance Company
P. O. Box 64284
St. Paul MN 55164
(651) 738-2000
(800) 800-2638